Schedule of Geographical Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year ended December 31
Revenue	$ 2,880,658	$ 7,000,836	$ 16,797,366
Finance cost	(3,096,811)	(2,560,648)	(2,249,055)
Depletion	(139,550)	(1,300,417)	(5,119,174)
Depreciation	(64,789)	(87,408)	(175,764)
Accretion of asset retirement obligation	(269,386)	(269,114)	(219,536)
Stock-based compensation	(18,543)	(1,058,222)	(2,397,261)
Loss on debt extinguishment	577,725	(264,050)	(8,500)
Loss on write-off of notes and other receivables	(101,303)
Loss on sale and revaluation of AHFS	(328,631)	(132,737)
Loss on impairment of assets held for sale			(1,556,787)
Impairment of O&G assets	(54,498,394)	(9,892,000)
Gain on net monetary position	12,791,869	18,431,488	18,984,099
Net income (loss)	(49,220,901)	(9,128,642)	(43,842)
As at December 31
Current assets	1,214,975	2,613,542
Non-current assets	1,887,968	52,251,026	53,745,774
Current liabilities	(35,588,356)	(30,545,192)
CANADA
Year ended December 31
Revenue
Finance cost	(2,472,725)	(2,536,892)	(2,202,324)
Depletion
Depreciation	(8,206)	(8,394)	(8,497)
Accretion of asset retirement obligation
Stock-based compensation	(18,543)	(1,058,222)	(2,397,261)
Loss on debt extinguishment	577,725	(264,050)	(8,500)
Loss on write-off of notes and other receivables	(101,303)
Loss on sale and revaluation of AHFS
Loss on impairment of assets held for sale
Impairment of O&G assets
Gain on net monetary position
Net income (loss)	(3,627,177)	(7,480,808)	(7,900,218)
As at December 31
Current assets	445,210
Non-current assets	17,125	24,277	35,021
Current liabilities	(16,997,003)
TÜRKIYE
Year ended December 31
Revenue	2,880,658	7,000,836	16,797,366
Finance cost	(624,086)	(23,756)	(46,731)
Depletion	(139,550)	(1,300,417)	(5,119,174)
Depreciation	(56,583)	(79,014)	(167,267)
Accretion of asset retirement obligation	(269,386)	(269,114)	(219,536)
Stock-based compensation
Loss on debt extinguishment
Loss on write-off of notes and other receivables
Loss on sale and revaluation of AHFS	(328,631)	(132,737)
Loss on impairment of assets held for sale			(1,556,787)
Impairment of O&G assets	(54,498,394)	(9,892,000)
Gain on net monetary position	12,791,869	18,431,488	18,984,099
Net income (loss)	(45,592,713)	(1,647,834)	7,861,094
As at December 31
Current assets	764,000
Non-current assets	1,870,843	52,226,749	53,710,753
Current liabilities	(18,445,015)
BULGARIA
Year ended December 31
Revenue
Finance cost
Depletion
Depreciation
Accretion of asset retirement obligation
Stock-based compensation
Loss on debt extinguishment
Loss on write-off of notes and other receivables
Loss on sale and revaluation of AHFS
Loss on impairment of assets held for sale
Impairment of O&G assets
Gain on net monetary position
Net income (loss)	(1,011)		(4,718)
As at December 31
Current assets	5,765
Non-current assets
Current liabilities	$ (146,338)